Finance Lease Receivables (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure of Finance Lease Receivables [Abstract]
Disclosure of payments to received on finance lease receivables [Table Text Block]
31-Dec-24
Year 1	$53,750
Year 2	$61,471
Year 3	$37,244
Year 4	$37,200
Year 5	$2
less: amount representing interest income	$(41,097)
Finance Lease Receivable	$148,570
Current Portion of Finance Lease Receivable	$45,893
Long Term Portion of Finance Lease Receivable	$102,677